Revenue - Direct Financing Leases (Details) - USD ($) $ in Thousands	1 Months Ended	3 Months Ended	12 Months Ended
	Apr. 30, 2020	Mar. 31, 2020	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Mar. 27, 2020
Lessor, Lease, Description [Line Items]
Asset retirement obligation			$ 0	$ 42,400
Gain on commencement of sales-type lease (note 2)			0	44,943	$ 0
Net Investment in Lease, Nonaccrual, No Allowance			14,209	15,472
Net Investment in Lease, Allowance for Credit Loss			(2,200)	(901)
Net Investment in Lease			12,009	14,571
Net Investment in Lease, Current			(12,009)	(857)
Net investment in sales-type lease, net – non-current (note 2)			0	13,714
Sales Type Lease, Lease Receivable, Payments to be Received			11,824	13,158
Sales-type Lease, Unguaranteed Residual Asset			2,385	8,000
Sales Type Lease, Unearned Revenue			0	5,686
Petrojarl Foinaven FPSO
Lessor, Lease, Description [Line Items]
Asset retirement obligation			14,800			$ 6,100
Gain on commencement of sales-type lease (note 2)		$ 44,900		$ 44,900
Direct financing lease payments received	$ 67,000
Sales-type Lease, Net Investment in Lease			12,000			$ 81,900
Future Proceeds from Lease Payment, Operating Activity			$ 11,600